Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended
	Feb. 09, 2021	May 10, 2021	Jun. 30, 2021	Jun. 28, 2021	Jun. 30, 2020	Aug. 05, 2021	Jul. 31, 2021	Jan. 12, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Vessel delivery date			third and fourth quarter 2021
Proceeds from Lines of Credit			$ 461,805		$ 47,000
GSL MYNY [Member]
Subsequent Event [Line Items]
Vessel delivery date			July 28, 2021
Seven Vessels [Member]
Subsequent Event [Line Items]
Aggregate purchase price	$ 116,000
Proceeds from Lines of Credit			$ 64,200
Twelve Vessels [Member]
Subsequent Event [Line Items]
Vessel delivery date			July 15, 2021 and 29, 2021
Aggregate purchase price				$ 233,890
Four Vessels [Member]
Subsequent Event [Line Items]
Vessel delivery date			during the third and fourth quarter of 2021
Aggregate purchase price			$ 148,000
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued			0						250,000
Common Class A [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share		$ 0.25						$ 0.12
Dividends Payable, Date to be Paid		Jun. 03, 2021
Dividends Payable, Date of Record		May 24, 2021
HCOB and Credit Agricole [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 140,000
Subsequent Event [Member] | Four Vessels [Member]
Subsequent Event [Line Items]
Payments for advances						$ 14,800
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share						$ 0.25
Dividends Payable, Date to be Paid						Sep. 03, 2021
Dividends Payable, Date of Record						Aug. 23, 2021
Subsequent Event [Member] | At Market Issuance Sales Agreement [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued						257,709
Net proceeds from issuance						$ 6,400